Fair value (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary Of Fair Value Measurement Of Assets And Liabilities
(a)	Financial instruments measured at their fair value and fair value hierarchy
The following table presents an analysis of the financial instruments that are measured at their fair value, including the level of hierarchy of fair value. The amounts are based on the balances presented in the consolidated statement of financial position:

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Financial investments
At fair value through profit or loss (*)	577,438	986,627	478,712	2,042,777
Debt instruments measured at fair value through other comprehensive income	10,247,432	7,654,920	—	17,902,352
Equity instruments measured at fair value through other comprehensive income	1,329,471	7,867	36,210	1,373,548
Derivatives receivable	—	395,249	—	395,249

	12,154,341	9,044,663	514,922	21,713,926

Accrued interest				251,140

Total financial assets				21,965,066

Financial liabilities
Derivatives payable	—	271,326	—	271,326

(*)	As of December 31, 2020 and 2019, correspond mainly to participations in mutual funds and investment funds.

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Financial investments
At fair value through profit or loss (*)	682,341	381,844	487,352	1,551,537
Debt instruments measured at fair value through other comprehensive income	10,779,395	3,230,634	—	14,010,029
Equity instruments measured at fair value through other comprehensive income	1,119,620	6,102	—	1,125,722
Derivatives receivable	—	220,776	—	220,776

	12,581,356	3,839,356	487,352	16,908,064

Accrued interest				178,444

Total financial assets				17,086,508

Financial liabilities
Derivatives payable	—	222,305	—	222,305

Summary of significant unobservable inputs used in fair value measurement of assets
The table below presents a description of significant unobservable data used in valuation:

	Valuation technique	Significant unobservable inputs	Valuation	Sensitivity of inputs to fair value
Royalty Pharma	DCF Method	NAV	215.19	10 percent increase (decrease) in the NAVs would result in increase (decrease) in fair value by S/10,754,000.

Private equity funds	DCF Method	NAV	Depends on each investment	10 percent increase (decrease) in the NAVs would result in increase (decrease) in fair value by S/27,983,000.

Zipline International Inc.	Equity method	—	According to credit risk	500 basis points increase (decrease) in the discount rate would result in a decrease in fair value of S/1,811,000.

Summary of fair value measurement of assets
The table below includes a reconciliation of fair value measurement of financial instruments classified by the Group within Level 3 of the valuation hierarchy:

	2020	2019
	S/(000)	S/(000)
Initial balance as of January 1	487,352	407,957
Purchases	155,198	222,098
Sales	(272,711)	(150,575)
Gain recognized on the consolidated statement of income	145,083	7,872

Balance as of December 31	514,922	487,352

Summary of fair value measurement of assets and liabilities levels of hierarchy
The table below presents the disclosure of the comparison between the carrying amounts and fair values of the Group’s financial instruments that are not measured at their fair value, presented by level of fair value hierarchy:

	As of December 31, 2020					As of December 31, 2019
	Level 1	Level 2	Level 3	Fair value	Book value	Level 1	Level 2	Level 3	Fair value	Book value
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	—	18,765,482	—	18,765,482	18,765,482	—	11,128,875	—	11,128,875	11,128,875
Inter-bank funds	—	18,105	—	18,105	18,105	—	85,006	—	85,006	85,006
Investments at amortized cost	2,988,539	—	—	2,988,539	2,707,298	929,333	1,398,970	—	2,328,303	2,206,986
Loans, net	—	40,809,701	—	40,809,701	40,519,423	—	38,115,562	—	38,115,562	37,136,853
Due from customers on acceptances	—	16,320	—	16,320	16,320	—	139,685	—	139,685	139,685
Other accounts receivable and other assets, net	—	658,140	—	658,140	658,140	—	630,430	—	630,430	630,430

Total	2,988,539	60,267,748	—	63,256,287	62,684,768	929,333	51,498,528	—	52,427,861	51,327,835

Liabilities
Deposits and obligations	—	47,146,077	—	47,146,077	47,149,275	—	38,099,641	—	38,099,641	38,093,224
Inter-bank funds	—	28,971	—	28,971	28,971	—	169,138	—	169,138	169,138
Due to banks and correspondents	—	9,686,361	—	9,686,361	9,660,877	—	3,982,373	—	3,982,373	3,979,637
Bonds, notes and other obligations	6,856,829	1,405,383	—	8,262,212	7,778,751	5,073,917	2,044,630	—	7,118,547	6,890,290
Due from customers on acceptances	—	16,320	—	16,320	16,320	—	139,685	—	139,685	139,685
Insurance contract liabilities	—	12,501,723	—	12,501,723	12,501,723	—	11,426,631	—	11,426,631	11,426,631
Other accounts payable and other liabilities	—	1,732,461	—	1,732,461	1,732,461	—	1,546,422	—	1,546,422	1,546,422

Total	6,856,829	72,517,296	—	79,374,125	78,868,378	5,073,917	57,408,520	—	62,482,437	62,245,027